Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Business Combination

(11) Business Combination

On February 19, 2020, the Company entered into an Asset Purchase Agreement with Neighborhood Fuel, Inc. This acquisition was considered an acquisition of a business under ASC 805.

As per the agreement, the Company purchased certain mobile fueling assets from Neighborhood Fuel, Inc. and assumed certain vehicle financing obligations. The Company purchased the assets with shares of the Company’s common stock equal to a purchase price of $750,000, to be paid on the earlier of the completion of the Company’s IPO or March 1, 2022. If the IPO occurs first, the seller will receive aggregate consideration in shares equal to $750,000 at the IPO price. If no IPO occurs by March 1, 2022, then the seller will receive aggregate consideration in shares equal to $750,000 based on a valuation of $35,000,000.

A summary of the purchase price allocation at fair value is below.

Purchase Allocation
Customer list	$395,416
Vehicles	198,087
Non-Compete	858
Mobile app	251,891
Trade name	50,559
Goodwill	1,276
$898,087

The purchase price was paid as follows:

Common stock issuable	$700,000
Vehicle obligations	198,087
$898,087

(13) Business Combinations

EzFill FL, LLC

On April 9, 2019, the Company entered into an Asset Purchase Agreement with EzFill FL, LLC. This acquisition was considered an acquisition of a business under ASC 805.

As per the terms of this agreement, the company acquired certain assets, including four vehicles and related delivery equipment, software/mobile application, the Company’s logo, website and customer lists.

The seller was to be paid $100k of which, $35k was paid on the acquisition date and $65k to be paid out in 6 equal installments over a 6 month period as well as 100,000 shares of Balance Labs, Inc. common stock held by the Company. These shares were valued at the market price on the date of acquisition of $1.01 per share.

Additionally, a $140k cash payment was made on date of acquisition to the prior management company, a $533,500 convertible note was issued to the Company’s fuel supplier (see note 9), and the Company assumed vehicle notes in the amount of $113,281 (See note 7).

A summary of the purchase price allocation at fair value is below:

Purchase Allocation
Vehicles and delivery equipment	$157,093
Customer list	459,657
Mobile app	252,423
Trade name	52,699
Goodwill	108,707
$1,030,579

The purchase price was paid as follows:

Cash	$175,000
Shares of Balance Labs	101,000
Acquisition payable	65,000
Assumed notes payable	647,579
Assumed accounts payable	42,000
$1,030,579

Neighborhood Fuel, Inc

On February 19, 2020, the Company entered into an Asset Purchase Agreement with Neighborhood Fuel, Inc. This acquisition was considered an acquisition of a business under ASC 805.

As per the agreement, the Company purchased certain mobile fueling assets from Neighborhood Fuel, Inc. and assumed certain vehicle financing obligations. The Company purchased the assets with shares of the Company’s common stock equal to a purchase price of $750,000, to be paid on the earlier of the completion of the Company’s IPO or March 1, 2022. If the IPO occurs first, the seller will receive aggregate consideration in shares equal to $750,000 at the IPO price. If no IPO occurs by March 1, 2022, then the seller will receive aggregate consideration in shares equal to $750,000 based on a valuation of $35,000,000. The valuation of this contingent purchase price was performed using a Monte Carlo simulation that is to be revalued each period until settled. The initial fair value of these shares was $700,000 using the Monte Carlo simulation. At December 31, 2020, the fair value of these shares was $750,000 using the Monte Carlo simulation. The difference of $50,000 was recognized in earnings as a loss on change of fair market value at December 31, 2020.

A summary of the purchase price allocation at fair value is below.

Purchase Allocation
Customer list	$395,416
Vehicles	198,087
Non-Compete	858
Mobile app	251,891
Trade name	50,559
Goodwill	1,276
$898,087

The purchase price was paid as follows:

Common stock issuable	$700,000
Vehicle obligations	198,087
$898,087

Transaction costs related to the acquisitions were not material.

The accompanying unaudited pro forma combined statements of operations present the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the period from March 28, 2019 (inception) to December 31, 2019 assuming the acquisition occurred on March 28, 2019 (inception).

December 31, 2019 Summary Statement of Operations	EzFill Holdings	Neighborhood Fuel	Combined

Revenue	$1,221,285	$1,788,149	$3,009,434

Net Loss	$(701,994)	$(292,785)	$(994,779)

Net Loss per common share – basic and diluted	$(0.02)		$(0.03)

Weighted average common shares – basic and diluted	29,803,362		29,803,362

The accompanying unaudited pro forma combined statements of operations present the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the year ended December 31, 2020 assuming the acquisition occurred on January 1, 2020.

December 31, 2020 Summary Statement of Operations	EzFill Holdings	Neighborhood Fuel	Combined

Revenue	$3,586,244	$23,689	$3,609,933

Net Loss	$(7,254,006)	$(13,047)	$(7,267,053)

Net Loss per common share – basic and diluted	$(0.19)		$(0.19)

Weighted average common shares – basic and diluted	38,194,632		38,194,632